Nationwide Schroders Global Equity Fund Annual Fund Operating Expenses - Nationwide Schroders Global Equity Fund	Oct. 31, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.10%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.77%
Institutional Service Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.02%